Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data	Jun. 30, 2011	Dec. 31, 2010
Intangible assets, accumulated amortization	$ 24,019	$ 21,293
Deferred financing costs, accumulated amortization	$ 10,737	$ 9,316
Common stock, par value per share	$ 0.01	$ 0.01
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	77,891,409	76,443,926
Preferred stock, par value per share	$ 0.01	$ 0.01
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Treasury stock, shares	370,662	167,643